Benefit Plans And Obligations For Termination Indemnity (Weighted Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.20%	1.80%
Expected long-term rate of return on Plans' assets	6.80%	6.80%
Rate of compensation increase	1.80%	1.60%
Retiree Medical Plan
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.10%	2.48%
Health care cost trend rate assumed for next year	6.50%	6.00%
Ultimate health care cost trend rate	4.10%	3.94%